Other Operating Income (expenses)	12 Months Ended
Dec. 31, 2022
Other Operating Income (expenses)
Other Operating Income (expenses)

Note 18. Other Operating Income (expenses)

Other operating income (expenses) break down as follows:

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Corrective claims - CIR	2,863	—	—
Proceeds - Disposals of fixed assets	—	9	0
Reversal of restructuring expenses	43	—	—
Reversal of provisions - CIR 2013-2015	—	1,497	—
Reversal of provisions - CIR 2017	—	880	—
Reversal of provisions - tax litigation	—	—	180
Reversal of provisions - AMR penalties	—	—	114
Reversal of impairment on the carry back receivable	—	333	—
Total other operating income	2,905	2,720	294
Disposals of assets	—	—	(9)
Provision for risk on payroll taxes	(90)	(51)	—
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015	—	(1,584)	(0)
Late payment interest on CIR 2013-2015	—	—	(123)
Impairment of tax loss carry back	(333)	—	—
Waiver of CIR 2017 claim	—	(640)	—
CIR provision	(1,804)	(137)	—
Transaction costs	(2,881)	(952)	(121)
Total other operating expenses	(5,108)	(3,364)	(254)
Other operating income (expenses)	(2,202)	(644)	40

During 2022, other operating income and expenses decreased respectively by €2.4 million and €3.1 million compared to 2021.

During 2021, other operating income were mainly composed of:

(i)

The progress of discussions with the French tax authorities concerning the tax credit for the years 2013 to 2015 (see Note 12 - Provisions). As a result, a reversal of the provision for tax risks on the CIR for the years 2013 to 2015, for €1.5 million, was recorded against an accrued expense of €1.6 million;

(ii)

The progress of exchanges with the French tax authorities concerning the CIR for the year 2017 (see Note 12 - Provisions). As a result, a reversal of a provision for tax risk on the CIR for fiscal year 2017, in the amount of €0.9 million, and a waiver of a receivable for €0.6 million have been recorded;

(iii)

The full allowance of the carry back receivable recorded at December 31, 2020 for €0.3 million has been reversed in full and a tax charge is also recognized for the same amount. Consequently, the net impact on the consolidated income statement is zero; and

(iv)

Insurance costs relating to the Public Offering of Securities Insurance taken out in connection with the Company’s initial public offering on the Nasdaq Global Market in July 2020 for an amount of €0.8 million over fiscal year 2021.

During 2020, other operating income were mainly composed of corrective claims for additional reimbursements of CIR with regard to the years from 2017 to 2019 for a total amount of €2.9 million, requested following the recent decision of the Council of State in July 2020 on the eligibility of subcontracting expenses. These corrective claims are presented in other operating income, as they resulted from a non-recurring event which is independent from the current activity of the Company.

The other operating expenses were mainly composed of:

(i)	additional provisions with regard to tax risk on CIR (see Note 12 - Provisions):
-	an additional provision in the amount of €0.7 million related to the reassessment of the risk on the CIR for 2017 corresponding to the amount contested by the tax authorities at the date of these financial statements, i.e. €0.9 million;
-	an additional provision in the amount of €1.1 million related to the reassessment of the risk on the CIR for the periods from 2013 to 2015 from €0.4 million to €1.5 million.
(ii)	transaction costs relating to the Nasdaq Global Market IPO, which cannot be deducted from the premiums related to share capital, for €2.8 million (refer to Note 1.3 - Significant events of 2019 and 2020 and Note 10.1 - Share capital); and
(iii)	Full depreciation of tax loss carry back receivable following the reception, on December 15, 2020, of a tax audit adjustment proposal rejecting 2017 deficits carry-back receivable booked by the Company (refer to Note 6 - Other Non-Current Assets and Note 12 - Provisions).